Non-current assets right of use (ROU) (Details Narrative) - EUR (€)	1 Months Ended
	Feb. 28, 2022	Dec. 31, 2024
Non-current Assets Right Of Use
Operating Lease, Expense	€ 13,967
Operating Lease Expense Monthly Payment	€ 1,164
Lessee, Operating Lease, Description	lease payment will remain fixed for the four (4) years.
Lessee, Operating Lease, Discount Rate	6.25%
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	€ 49,320
[custom:NetPresentValueOfRightOfUseAssetAndLiability-0]		€ 14,600
[custom:OperatingLeaseLiabilitiesCurrent-0]		13,400
[custom:OperatingLeaseLiabilitiesNonCurrent-0]		€ 1,200